SIMPSON THACHER & BARTLETT LLP

900 G Street, N.W.

Washington, D.C. 20001

October 12, 2021

Re:	Logan Ridge Finance Corporation (the “Fund”)

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Logan Ridge Finance Corporation (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”). The Registration Statement is being filed to register sales of the Fund’s securities pursuant to Rule 415 under the 1933 Act.

Any questions or communications regarding this filing should be directed to Steven Grigoriou (Steven.Grigoriou@stblaw.com or 202-636-5592).

Very truly yours,

/s/ Steven Grigoriou

Steven Grigoriou